Extinguishment of Liabilities (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Nov. 30, 2017	Nov. 30, 2016
Debt Disclosure [Abstract]
Gain on extinguishment of liabilities	$ 53,675			$ 103,000